Fixed assets (Details Narrative) $ in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 0.2	$ 0.2	$ 0.5	$ 0.4	$ 1.1	$ 0.9